Retirement benefits obligations (Tables)	12 Months Ended
Dec. 31, 2020
Retirement benefits obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	2020	2019
Defined benefit obligation	(9,406,967)	(8,583,214)
Fair value of plan assets	7,714,430	7,101,476
Funded status	(1,692,537)	(1,481,738)

Schedule of amounts recognized in statement of loss for employment benefit obligations

	2020	2019	2018
Current service cost	(315,727)	(286,515)	(115,146)
Past service cost	102,764	—	—
Interest cost	(21,799)	(81,829)	(37,903)
Interest income	14,203	72,097	34,123
Company pension amount (note 18)	(220,559)	(296,247)	(118,926)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2020	2019
Defined benefit obligation at beginning of year	(8,583,214)	(7,060,278)
Current service cost	(315,727)	(286,515)
Past service cost	102,764	—
Interest cost	(21,799)	(81,829)
Employee contributions	(205,085)	(166,150)
Actuarial loss arising from changes in financial assumptions	—	(875,960)
Actuarial gain arising from changes in demographic assumptions	—	91,212
Actuarial loss on experience adjustment	(208,572)	(263,491)
Benefits paid/ (deposited)	(175,334)	59,797
Defined benefit obligations at end of year	(9,406,967)	(8,583,214)

The movements in the fair value of plan assets during the year are as follows:

	2020	2019
Fair value of plan assets at beginning of year	7,101,476	6,420,927
Interest income	14,203	72,097
Employee contributions	205,085	166,150
Employer contributions	243,289	199,715
Plan assets gain/(loss)	(24,957)	302,384
Benefits (paid)/ deposited	175,334	(59,797)
Fair value of plan assets at end of year	7,714,430	7,101,476

Schedule of fair value of plan assets

December 31,
2019
Cash	1.52%
Bonds	56.35%
Equity instruments	12.52%
Real estate	20.29%
Mortgages	8.18%
Others	1.14%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2020	December 31, 2019
Discount rate	0.20%	0.20%
Mortality tables	BVG2015 GT	BVG2015 GT
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%

Schedule of funding of defined benefit pensions and actuarial adjustments on plan liabilities

	2020	2019
Present value of defined benefit obligation	(9,406,967)	(8,583,214)
Fair value of plan assets	7,714,430	7,101,476
Deficit in the plan	(1,692,537)	(1,481,738)
Experience adjustment	(208,572)	(1,048,239)
Actuarial gain/(loss) on plan assets	(24,957)	302,384

Schedule of estimated benefit payments

2021	351,000
2022	342,000
2023	336,000
2024	716,000
2025	313,000
2026‑2030	1,572,000